Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Stock Based Compensation
Schedule of weighted average assumptions used for awards granted

The following weighted average assumptions were used by the Predecessor for awards granted during the total years ended December 31, 2018, 2017, and 2016:

	2018	2017	2016
Risk-free interest rate	1.76%	1.93%	1.30%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	150.00%	55.00%	65.00%
Expected term (years)	1.00	5.00	5.00
Weighted average fair value of options granted	$—	$2.25	$1.23

Schedule of stock option activity

Stock option activity for the period ended December 12, 2018 is as follows (these amounts have not been rounded in thousands):

		Weighted-Average		Aggregate
		Exercise Price	Weighted-Average	Intrinsic
		(actual per	Remaining	Value
	Shares	share price)	Contractual Term	(thousands)
Outstanding at December 31, 2017	1,332,632	$2.25	8.5	N/A
Granted	76,559	1.00	7.5	N/A
Exercised	—	—	—	N/A
Forfeited or expired	—	—	—	N/A
Outstanding at December 12, 2018	1,409,191	$2.18	7.5	N/A
Exercisable at December 12, 2018	1,362,969	$2.18	7.5	$—
Vested or expected to vest at December 12, 2018	1,409,191	$2.18	7.5	$—

Schedule of restricted stock unit (RSU) activity

Restricted stock unit (RSU) activity for the period ended December 12, 2018 is as follows (these amounts have not been rounded in thousands):

		Weighted-Average		Aggregate
		Exercise Price	Weighted-Average	Intrinsic
		(actual per	Remaining	Value
	Shares	share price)	Contractual Term	(thousands)
Outstanding at December 31, 2017	40,388	$11.30	—	N/A
Granted	—	—	—	N/A
Exercised	—	—	—	N/A
Repurchased	—	—	—	N/A
Outstanding at December 12, 2018	40,388	$11.30	—	N/A
Exercisable at December 12, 2018	40,388	$11.30	—	$—
Vested or expected to vest at December 31, 2018	40,388	$11.30	—	$—